Quantitative and qualitative disclosure about market risk (Tables)	12 Months Ended
Dec. 31, 2025
Quantitative and qualitative disclosure about market risk
Schedule of movement of the provision for loan losses and interest receivables

	For the years ended December 31,
	2025	2024
Balance as of January 1	$5,491	$2,023
Provisions for doubtful accounts
Personal loans	29	371
Corporate loans	1	3,144
Reversal for doubtful accounts
Personal loans	(385)	—
Corporate loans	(29)	—
Write offs	—	—
Recoveries of amounts previously charged off	(69)	(47)
Balance as of December 31	5,038	5,491

Schedule of movement of the provision for other receivables and prepayments

	For the years ended December 31,
	2025	2024
Balance as of January 1	$10	$8
Provisions for doubtful accounts	109	10
Write offs	—	—
Recoveries of amounts previously charged off	(10)	(8)
Changes due to foreign exchange	—	—
Balance as of December 31	109	10

Schedule of movement of the provision for trade receivables

	For the years ended December 31,
	2025	2024
Balance as of January 1	$243	$—
Provisions for doubtful accounts	3	243
Reversal for doubtful accounts	(60)	—
Write offs	(184)	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	1	—
Balance as of December 31	3	243

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2025	2024	2023
Hong Kong	16,783	10,047	3,442
Australia	115	—	127
PRC	198	26	—
Total	$17,096	$10,073	$3,569

	For the year ended December 31,
	2025	2024	2023
Hong Kong	16,783	10,047	3,442
Australia	115	—	127
PRC	198	26	—
Total	$17,096	$10,073	$3,569